LAND USE RIGHT	12 Months Ended
Dec. 31, 2011
LAND USE RIGHT

13. LAND USE RIGHT

Gross carrying amount, accumulated amortization and net book value of land use right are as follows:

	December 31, 2010	December 31, 2011	December 31, 2011
	RMB	RMB	US$
			(Note 3)
Land use right	85,160,349	85,160,349	13,530,617
Less: accumulated amortization	(7,203,413)	(9,124,323)	(1,449,709)

Net book value	77,956,936	76,036,026	12,080,908

Amortization charge for the years ended December 31, 2009, 2010 and 2011 amounted to RMB1.9 million, RMB1.9 million and RMB1.9 million (US$0.3 million), respectively.